RELATED PARTY TRANSACTIONS (Schedule of Company's Shares and Share Option Plan) (Details)	12 Months Ended
	Dec. 31, 2022 Share shares	Dec. 31, 2021 Share shares	Dec. 31, 2020 Share shares
Class A Ordinary shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance | Share	18,727,990	19,485,990	12,303,990
Granted | Share	29,400,000	0	9,100,000
Outstanding at end of year | Share	44,814,672	18,727,990	19,485,990
Class A Ordinary shares [Member] | Directors and company secretary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	9,077,713	9,077,713
Shares of retired director	(626,600)	0
Number Of Retired Director Options	0	0
Shares Purchased During Year	2,666,664	0
Shares sold during the year	0	0
Granted	0	0
Expired / forfeited	0	0
Outstanding at end of year	11,117,777	9,077,713	9,077,713
Share Option [Member] | Directors and company secretary [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Beginning Balance	16,738,000	17,394,000
Shares of retired director	0	0
Number Of Retired Director Options	(2,924,000)	(656,000)
Shares Purchased During Year	(2,666,664)	0
Shares sold during the year	0	0
Granted	29,400,000	0
Expired / forfeited	0	0
Outstanding at end of year	40,547,336	16,738,000	17,394,000